PRINCIPAL ACTIVITIES AND ORGANIZATION - Divestitures (Details) ¥ in Thousands			1 Months Ended				3 Months Ended	12 Months Ended
	Jul. 28, 2022 USD ($)	Jul. 19, 2022 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 24, 2020 USD ($)	Jan. 16, 2020 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration								¥ 45,400				$ 7,000,000
Working capital adjustment														¥ 295,000
Net loss from continuing operations							¥ 2,034,385	143,223	$ 22,593,000	¥ 716,975	¥ 1,327,678
Accumulated deficit								(16,053,300)		(15,910,049)		(2,532,341,000)
Net current liabilities								424,300		314,300
Loan agreement with third party								290,000
Settlement of long-term debt								58,956	9,300,000
Consideration payable to Webank								107,642		200,778		16,980,000
Long-term debt								233,000		312,560
Issuance of Class A ordinary shares (Note 18)										¥ 169,499
Aggregate potential investment amount | $												100,000,000
Amount of trade and other payable exempted from repayment								120,400
Maximum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Exercise warrants to purchase senior convertible preferred shares | $									$ 165,000,000
WeBank
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration payable to Webank								173,400
Long-term debt								519,200				81,900,000
WeBank | Due in Next Twelve Months
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration payable to Webank								83,400
Long-term debt								461,500				72,800,000
WeBank | Due in December 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration payable to Webank								30,000
Long-term debt								173,100				$ 27,300,000
Forecast
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount received | $			$ 40,000,000	$ 20,000,000	$ 30,000,000	$ 9,900,000
Class A Ordinary Shares | 58.com
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Settlement of long-term debt								63
Salvage car related business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration								¥ 9,700
Salvage car related business | Discontinued business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration														¥ 330,000
2B online used car auction business | Discontinued business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration | $													$ 105,000,000
Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount received | $	$ 71,400
Subsequent Event | Class A Ordinary Shares | 58.com
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Settlement of long-term debt | $		$ 63,000,000